Taxation - Factors affecting future tax charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of expected tax charge
Current tax payable, uncertain tax positions	$ 71	$ 95
Other interest on provision for uncertain tax positions	17	14
Tax receivables	$ 16	$ 34
UK corporation tax rate (as a percent)	25.00%	25.00%	23.50%
Profit before taxation	$ 779	$ 498	$ 290
Expected taxation at UK statutory rate	195	125	68
Differences in overseas taxation rates	(30)	(33)	(24)
Innovation reliefs	(9)	(10)	(7)
Recognition of previously unrecognised tax losses	(10)	(8)	(14)
Expenses not deductible for tax purposes	24	32	38
Pillar Two top up taxes	8	8
Change in tax rates	(2)		(2)
Withholding tax	3	2	3
Adjustments in respect of prior years	(25)	(30)	(35)
Total taxation charge as per the income statement	154	86	27
Tax effect of non-tax deductible impairments of investments	$ 13
UK
Reconciliation of expected tax charge
Tax effect of non-taxable impairments of investments		$ 16	$ 7